Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation [Abstract]
Schedule of assumptions used to estimate value of each option award

	Year Ended December 31,
Assumption	2013	2012	2011
Expected volatility	49.2% - 49.6%	49.2% - 50.3%	31.0% - 50.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	6.3	6.3	6.3
Risk-free interest rate	1.69% - 2.02%	0.78% - 1.43%	1.07% - 2.65%

Summary of option activity under the MSIP

	Stock Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Term (in years)
Total outstanding, December 31, 2012	5,978,790	$15.74
Granted to employees	1,609,963	$15.24
Exercised	(53,333)	$15.00
Forfeited	(632,748)	$16.82
Expired	(1,597,039)	$15.47

Total outstanding, December 31, 2013	5,305,633	$15.54	5.81

Total exercisable, December 31, 2013	3,287,035	$15.23	3.57

Summary of RSU activity under the MSIP

	RSUs	Weighted Avg. Grant Date Fair Value
Total outstanding, December 31, 2012	223,849	$17.40
Granted to employees	691,441	$17.09
Vested	(119,834)	$16.79
Forfeited	(316,126)	$18.86

Total outstanding, December 31, 2013	479,330	$16.04